Interest in Other Entities (Details) - Schedule of Fair Value of Investments Accounted for Using the Equity Method - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Gix internet [Member]
Interest in Other Entities (Details) - Schedule of Fair Value of Investments Accounted for Using the Equity Method [Line Items]
Carrying amount	[1]		$ 9,375
Quoted fair value	[1]		9,623
A.I Conversation Systems [Member]
Interest in Other Entities (Details) - Schedule of Fair Value of Investments Accounted for Using the Equity Method [Line Items]
Carrying amount		76
Quoted fair value		$ 882

[1]	Odysight.ai investment was accounted for as assets at fair value through profit or loss from March 21, 2023. See note 4C.